SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) $ / shares in Units, kr in Millions		1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 30, 2013	Oct. 31, 2016 USD ($)	Jan. 31, 2013 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 NOK (kr) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 NOK (kr) shares	Dec. 31, 2016 USD ($)	Nov. 30, 2016 shares	Oct. 05, 2016 USD ($) $ / shares shares
Stockholders' Equity Note [Abstract]
Options exercised (in shares) | shares					0	0	7,500	7,500
Share capital, par value (in dollars per share) | $ / shares				$ 1.00	$ 0.01		$ 0.01
Exercisable at end of year (in dollars per share) | $ / shares							$ 11.78
Premium on stock options exercised							$ 100,000
Common stock, value authorized					$ 2,000,000		1,500,000
Own-share Lending Arrangement, Shares, Total Authorised for share lending arrangement | shares					7,000,000
Long-term debt					$ 1,460,347,000		$ 1,522,900,000
Share Capital, shares authorized | shares				125,000,000	200,000,000		150,000,000
Share Capital, shares issued | shares				93,504,575	119,373,064		110,930,873
Share Capital Details
Equity component of convertible bond issuance due 2021			$ 20,700,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Stockholders' Equity Note [Abstract]
Debt Instrument, Interest Rate, Stated Percentage											5.75%
Share Capital Details
Debt amount											$ 225,000,000
Common Stock, Shares Loaned to Affiliate (in shares) | shares										8,000,000
Maturity date of debt		Oct. 15, 2021
Conversion price (in dollars per share) | $ / shares					$ 15.8924						$ 17.7747
Equity component of convertible bond issuance due 2021		$ 4,600,000			$ 4,100,000
Repayments of Debt					$ 12,800,000		$ 0
Shares issued on conversion of convertible debt | shares					62.9233						56.2596
Denomination of unsecured corporate bond											$ 1,000
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Stockholders' Equity Note [Abstract]
Debt Instrument, Interest Rate, Stated Percentage			3.25%
Share Capital Details
Debt amount			$ 350,000,000
Maturity date of debt	Feb. 01, 2018
Conversion price (in dollars per share) | $ / shares			$ 21.945
Premium of conversion price to share price			33.00%
Repayments of Debt							165,800,000
Write off of Deferred Debt Issuance Cost | kr						kr 0.0		kr 16.4
Contributed surplus
Share Capital Details
Transfer arising from reduction in par value of issued shares				$ 92,600,000	$ 0		$ 0		$ 92,570,000